Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Inventories include finished and in-process products	$ 301,600,000	$ 282,100,000
Raw materials and supplies	141,100,000	132,400,000
Cash flow hedges [Abstract]
Maximum number of months for forward exchange contracts to mature (in months)	12
Earnings per share [Abstract]
Basic weighted-average shares outstanding (in shares)	49,596,000	49,746,000	49,138,000
Diluted weighted-average shares outstanding (in shares)	49,822,000	49,937,000	49,424,000
Number of antidulitive shares excluded from the diluted EPS calculation (in shares)	0	0	100,000
Weighted average exercise price of antidilutive shares excluded from the diluted EPS calculation (in dollars per share)			$ 30.07
Accumulated Other Comprehensive (Loss) Income [Abstract]
Foreign currency translation	7,442,000	(29,720,000)
Pension liability (net of tax)	(12,062,000)	(9,712,000)
Unrealized gain on cash flow hedges (net of tax)	35,000	384,000
Accumulated other comprehensive loss	(4,585,000)	(39,048,000)
Other costs [Abstract]
Research and development costs	34,700,000	33,200,000	30,600,000
Advertising costs	$ 2,200,000	$ 2,400,000	$ 1,500,000
Minimum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	5 years	5 years	5 years
Maximum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	20 years	20 years	20 years
Building and Leasehold Improvements [Member] | Minimum [Member]
Property, plant and equipment [Abstract]
Estimated useful lives	5 years	5 years	5 years
Building and Leasehold Improvements [Member] | Maximum [Member]
Property, plant and equipment [Abstract]
Estimated useful lives	40 years	40 years	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment [Abstract]
Estimated useful lives	3 years	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment [Abstract]
Estimated useful lives	20 years	20 years	20 years